Income Tax (Details) - Schedule of income tax expense - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income tax expense [Abstract]
Current income tax expense	¥ 410	¥ 8,589	¥ 18,752
Deferred income tax benefit	(20,649)	(2,786)	(9,144)
Total	¥ (20,239)	¥ 5,803	¥ 9,608